SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

Notice of Intention To Redeem Securities Pursuant to Rule 23c-2
Under the Investment Company Act of 1940

of

Investment Grade Municipal Income Fund Inc.
(Name of Registrant)

1285 Avenue of the Americas, New York, NY 10019-6028
(Address of Principal Executive Offices)

Investment Company Act file number: 811-07096

         The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission (the “Commission”) that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940.

(1)	Title of the class of securities to be redeemed:

Auction Preferred Shares, Series A, in $50,000 denominations (the “Series A Shares”)
Auction Preferred Shares, Series B, in $50,000 denominations (the “Series B Shares”)
Auction Preferred Shares, Series C, in $50,000 denominations (the “Series C Shares”)

(Series A Shares, Series B Shares and Series C Shares are collectively referred to as the “APS”)

(2)	Date on which the securities may be called or redeemed:

Series A Shares: April 16, 2010
Series B Shares: April 19, 2010
Series C Shares: April 20, 2010

(3)	Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

The APS will be redeemed in accordance with Section 3 of the Articles Supplementary of Investment Grade Municipal Income Fund Inc.

(4)	The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:

582 Series A Shares
582 Series B Shares
436 Series C Shares

The number of shares of the APS referenced above represents all of the outstanding APS.

Signature:

         Pursuant to the requirements of Rule 23c-2, Investment Grade Municipal Income Fund Inc. has duly caused this Notice of Redemption of Securities pursuant to Rule 23c-2 under the Investment Company Act of 1940 to be signed on its behalf by the undersigned thereto duly authorized in the State of Arizona on this 16th day of March, 2010.

Investment Grade Municipal Income Fund Inc.

By:	/s/ Keith A. Weller

Name: Keith A. Weller
Title: Vice President and Assistant Secretary